LEASES - Summary of Expense Relating to Payments Not Included in Measurement of Lease Liability (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Presentation of leases for lessee [abstract]
Short-term leases	$ 126	$ 114	$ 280	$ 217